Expense Example {- Fidelity Series Inflation-Protected Bond Index Fund} - 12.31 Fidelity Series InflationProtected Bond Index Fund Series PRO-10 - Fidelity Series Inflation-Protected Bond Index Fund - Fidelity Series Inflation-Protected Bond Index Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none